SCHEDULE OF PLANT AND EQUIPMENT DEPRECIATION PERIODS (Details)	Sep. 30, 2025	Dec. 31, 2024
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]	Useful Life, Lease Term [Member]
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	4 years	4 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	10 years	10 years
Electrical Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	10 years	10 years
Handphone [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	10 years	10 years
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	5 years	5 years
Property [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Depriciation periods	50 years	50 years